Mortgage Loans Payable - Schedule of maturities of long-term debt (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
2019	$ 107.2
2020	171.7
2021	20.0
2022	407.7
2023	686.4
Thereafter	1,295.1
Total maturities	$ 2,688.1	$ 2,238.6